Cassidy & Associates
                         Attorneys at Law
                     9454 Wilshire Boulevard
                  Beverly Hill, California 90212
                            ----------
                    Email:  CassidyLaw@aol.com
     Telephone: 202/387-5400                Fax: 949/673-4525

                             June 2,  2011

Larry Spirgel
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          RE:  Engchow Education Corporation
               Form 10-12G/A
               File No. 000-54314

Mr. Spirgel:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of April 12, 2011, is the Engchow Education Corporation Form 10-12G/A.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter. The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

     1.   The Staff's comment is noted.

Financial Information

Plan of Operation

     2. The figure $20,050 was rounded up to $20,100 when writing the Plan of Operation. The noted disclosure has been amended.

Report of Independent Registered Public Accounting Firm

     3. The Company's public firm intended to state "in accordance with standards of the Public Company
          Accounting Oversight Board," and the statement has been revised.

Statement of Cash Flows

     4. The common stock for services should have been under 'Adjustments to reconcile net loss to net cash used in operating activities' under "Operating Activities' and has been revised.

     Attached to this letter is the Company's letter of acknowledgment of certain items.

                         Sincerely,


                         Lee W. Cassidy